Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2013
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Sep. 19, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Apr. 01, 2014